Consolidated statements of comprehensive income, attributable to - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other comprehensive income (loss) attributable to:
Equity holders	$ 50,463	$ 151,483
Non-controlling interest	(1)	2
Other comprehensive income, net of taxes	50,462	151,485
Total comprehensive income (loss) attributable to:
Equity holders	640,040	323,336
Non-controlling interest	(36)	(9)
Total comprehensive income (loss)	$ 640,004	$ 323,327